Capital structure and financing - C.1. Share capital and other equity reserves (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Number of shares authorised		133,333,200	133,333,200
Number of shares issued and fully paid		101,739,217	101,739,217
Par value per share		$ 1.5	$ 1.5
Share capital		$ 153	$ 153
Share premium		482	484
Share capital and premium		635	637	[1]
Disclosure of reserves within equity [line items]
Other equity reserves	[1]	(472)
Share based compensation	[2]	22	22		$ 14
Issuance of shares		2	1		4
Remeasurements of post-employment benefit obligations		0	(2)	[3]	(2)	[3]
Cash flow hedge reserve movement		(1)	4	[3]	(3)	[3]
Currency translation movement		(81)	85	[3]	(14)	[3]
Other equity reserves		(538)	(472)	[1]
Legal reserve
Disclosure of reserves within equity [line items]
Other equity reserves		16	16		16
Other equity reserves		16	16		16
Equity settled transaction reserve
Disclosure of reserves within equity [line items]
Other equity reserves		47	43		46
Share based compensation		22	22		14
Issuance of shares		(22)	(18)		(17)
Other equity reserves		47	47		43
Hedge reserve
Disclosure of reserves within equity [line items]
Other equity reserves		0	(4)		(1)
Cash flow hedge reserve movement			4		(3)
Other equity reserves		0	0		(4)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other equity reserves		(531)	(616)		(593)
Currency translation movement		(68)	85		(23)
Other equity reserves		(599)	(531)		(616)
Pension obligation reserve
Disclosure of reserves within equity [line items]
Other equity reserves		(3)	(1)		1
Remeasurements of post-employment benefit obligations			(2)		(2)
Other equity reserves		(3)	(3)		(1)
Other reserves
Disclosure of reserves within equity [line items]
Other equity reserves		(472)	(562)		(531)
Share based compensation	[2]	22	22		14
Issuance of shares		(22)	(18)		(17)
Remeasurements of post-employment benefit obligations			(2)		(2)
Cash flow hedge reserve movement			4		(3)
Currency translation movement		(68)	85		(23)
Other equity reserves		$ (538)	$ (472)		$ (562)

[1]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Share-based compensation – see note C.1.
[3]	Re-presented for discontinued operations (shown in note A.4.).